Quarterly Financial Data	12 Months Ended
Jun. 30, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data

(18) QUARTERLY FINANCIAL DATA (UNAUDITED)

The following table presents the unaudited quarterly results for the year ended June 30, 2015 (in millions):

	2015 Quarter Ended (1)
	September 30 (1)	December 31	March 31 (3) (4)	June 30	Total
Revenue	$320.6	$323.9	$340.7	$361.9	$1,347.1
Operating costs and expenses
Operating costs (excluding depreciation and amortization and including stock-based compensation)	107.3	97.8	100.9	107.5	413.5
Selling, general and administrative expenses (including stock-based compensation) (2)	156.6	32.1	83.0	86.4	358.1
Depreciation and amortization	96.0	96.9	100.1	113.2	406.2
Total operating costs and expenses	359.9	226.8	284.0	307.1	1,177.8
Operating income	(39.3)	97.1	56.7	54.8	169.3
Other expenses
Interest expense	(46.9)	(53.4)	(60.7)	(53.0)	(214.0)
Loss on extinguishment of debt (5)	—	(30.9)	(54.9)	(8.5)	(94.3)
Foreign currency (loss)/gain on intercompany loans	(14.7)	(13.3)	(13.2)	16.8	(24.4)
Other (expense)/income, net	—	(0.1)	—	(0.3)	(0.4)
Total other expenses, net	(61.6)	(97.7)	(128.8)	(45.0)	(333.1)
(Loss)/earnings from operations before income taxes	(100.9)	(0.6)	(72.1)	9.8	(163.8)
(Benefit)/provision for income taxes	9.4	(4.3)	(18.4)	4.6	(8.7)
Net (loss)/earnings	$(110.3)	$3.7	$(53.7)	$5.2	$(155.1)

(1)	The Company realized an increase in revenue and operating expenses beginning July 1, 2014 as a result of the acquisition of AtlantaNap and Neo.
(2)

The Company realized an increase in compensation expense in the first quarter as a result of an increase in the estimated fair value of CII common units as a result of the pending IPO.  The common unit fair values were further adjusted in second quarter upon completion of the IPO.  See Note 12— Stock-based Compensation.

(3)	The Company realized an increase in revenue and operating expenses beginning January 1, 2015 as a result of the acquisition of IdeaTek.
(4)	The Company realized an increase in revenue and operating expenses beginning February 23, 2015 as a result of the acquisition of Latisys.
(5)

The Company completed debt refinancing transactions during the second, third and fourth quarters of Fiscal 2015, resulting in a loss on debt extinguishment for those respective periods. See Note 8— Long-Term Debt.

The following table presents the unaudited quarterly results for the year ended June 30, 2014 (in millions):

	2014 Quarter Ended (1)
	September 30 (1)	December 31 (2) (3)	March 31 (4)	June 30 (5)	Total
Revenue	$269.7	$278.7	$283.2	$298.1	$1,129.7
Operating costs and expenses
Operating costs (excluding depreciation and amortization and including stock-based compensation)	79.7	85.9	84.9	92.8	343.3
Selling, general and administrative expenses (including stock-based compensation)	76.4	87.0	96.6	124.6	384.6
Depreciation and amortization	81.0	81.7	84.2	91.3	338.2
Total operating costs and expenses	237.1	254.6	265.7	308.7	1,066.1
Operating income	32.6	24.1	17.5	(10.6)	63.6
Other expenses
Interest expense (6)	(51.5)	(50.3)	(49.1)	(52.6)	(203.5)
Loss on extinguishment of debt (7)	—	(1.9)	—	—	(1.9)
Foreign currency gain on intercompany loans	0.6	0.2	0.1	3.8	4.7
Other income, net	0.1	0.3	—	(0.1)	0.3
Total other expenses, net	(50.8)	(51.7)	(49.0)	(48.9)	(200.4)
Loss from operations before income taxes	(18.2)	(27.6)	(31.5)	(59.5)	(136.8)
Provision for income taxes	9.3	8.4	12.1	10.5	40.3
Net loss	$(27.5)	$(36.0)	$(43.6)	$(70.0)	$(177.1)

(1)	The Company realized an increase in revenue and operating expenses beginning August 1, 2013 as a result of the acquisition of Corelink.
(2)	The Company realized an increase in revenue and operating expenses beginning October 1, 2013 as a result of the acquisition of Access.
(3)	The Company realized an increase in revenue and operating expenses beginning October 2, 2013 as a result of the acquisition of Fiberlink.
(4)	The Company realized an increase in revenue and operating expenses beginning March 4, 2014 as a result of the acquisition of CoreXchange.
(5)	The Company realized an increase in revenue and operating expenses beginning May 16, 2014 as a result of the acquisition of Geo.
(6)

The Company realized an increase in interest expense during the second and fourth quarters of 2014 due to financing transactions completed to increase its borrowings under its term loan facility. See Note 8— Long-Term Debt.

(7)	The Company completed a debt refinancing transaction during the second quarter of Fiscal 2014, resulting in a loss on debt extinguishment for that period. See Note 8— Long-Term Debt.